15. Receivable from Related Parties	12 Months Ended
Dec. 31, 2018
Receivable From Related Parties
Receivable from Related Parties
	12.31.2018	12.31.2017
Controlling shareholders
State of Paraná (15.1)	-	130,417

Joint Ventures
Voltalia São Miguel do Gostoso (15.2)	-	38,169
Structure sharing	-	405
	-	168,991
Current	-	38,835
Noncurrent	-	130,156

15.1    State of Paraná

15.1.1     Luz Fraterna (Fraternal Light in Portuguese) Program

The credit of R$ 115,890 related to Luz Fraterna Program as of December 31, 2017 was fully paid in March 2018. A lawsuit was filed on November 5, 2018 against the State of Paraná, responsible for the payment of the bills regarding interest, fines and inflation adjustments on the electricity bills for the period from September 2010 to June 2015 (Note 36.a).

15.1.2     2014 Construction Works for the World Cup

Regarding the credit related to the 2014 World Soccer Cup of R$ 14,266 (R$ 14,266 as of December 31, 2017), through the 2,119th Meeting held on July 28, 2014, Copel’s executive board approved the transfer of the credit rights of the costs related to mobility projects for the FIFA 2014 World Soccer Cup made by Copel DIS and under the responsibility of the Paraná State government. ANEEL agreed to the transaction through Order No. 3,483/2015 and a Credit Assignment Agreement that transfers Copel DIS rights to Copel was executed.

In addition, State Law No. 18,875, dated September 27, 2016, authorized the State of Paraná to pay debts due and unpaid to Copel relating to services rendered up to the date of publication of said Law.

After the issuance of said law, there were several administrative negotiations in order to settle this debt with the appropriate bodies. However, in view of the administrative procedures adopted at the time of such works and other documentary hindrances, Management reassessed the issue and decided to establish a provision for the event of non-receipt of this asset. Management stresses that it will continue making all necessary efforts and taking all appropriate measures to preserve the Company’s interests.

15.2   Voltalia São Miguel do Gostoso Participações S.A. – Loan agreements

On May 14, 2015, a loan agreement was entered into by and between Copel (lender) and Voltalia São Miguel do Gostoso Participações S.A. (borrower), aiming at providing working capital for funding the borrower’s activities and business. A limit of R$ 29,400 was established, plus IOF (tax on financial transactions) and interest of 111.5% of the CDI. Of the limit approved, the borrower used R$ 27,950. The initial term of two years was extended to February 6, 2018, the date on which the contract was settled, with finance income recorded in 2018 in the amount of R$ 294 (R$ 3,513 in 2017).